Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 3,714,000		$ 2,450,000
Long-term related party payable, Balance outstanding	101,000		101,000
Related party receivable, Balance outstanding	14,245,000		17,208,000
Asset Sales [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		300,000
Autoparts Holdings [Member] | Recharges (Credit) of Goods and Services [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	2,400,000	(1,600,000)
Related party receivable, Balance outstanding	700,000		(3,900,000)
Autoparts Holdings [Member] | Joint Services Agreement [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	2,800,000	2,500,000
Related party receivable, Balance outstanding	2,200,000		1,300,000
Autoparts Holdings [Member] | Sale of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	14,800,000	14,300,000
Related party receivable, Balance outstanding	19,000,000		23,600,000
Autoparts Holdings [Member] | Asset Sales [Member]
Related Party Transaction [Line Items]
Related party receivable, Balance outstanding	700,000		400,000
Autoparts Holdings [Member] | Related Party Receivables Purchase of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(6,400,000)	(900,000)
Related party receivable, Balance outstanding	(8,100,000)		(3,900,000)
Autoparts Holdings [Member] | State Income Taxes [Member]
Related Party Transaction [Line Items]
Related party receivable, Balance outstanding	(300,000)		(300,000)
Autoparts Holdings [Member] | Related Party Payables Purchase of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		100,000
Related party payable, Balance outstanding	500,000		700,000
Autoparts Holdings [Member] | Deferred Income Taxes [Member]
Related Party Transaction [Line Items]
Long-term related party payable, Transaction values	0	0
Long-term related party payable, Balance outstanding	100,000		100,000
Rank Group [Member] | Recharges for Professional Services [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	1,000,000
Related party payable, Balance outstanding	2,700,000		1,700,000
UCI Holdings (No.2) Limited [Member] | Transfer of Income Tax Losses [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	500,000
Related party payable, Balance outstanding	$ 500,000